Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	0002018846
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000251000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Core Plus Bond ETF
Class Name	MFS® Active Core Plus Bond ETF
Trading Symbol	MFSB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Core Plus Bond ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Core Plus Bond ETF	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 78,609,967
Holdings Count | Holding	239
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	78,609,967	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	239	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	8.0%
AA	6.5%
A	14.3%
BBB	24.9%
BB	5.1%
B	3.8%
CCC	0.6%
U.S. Government	26.2%
Federal Agencies	9.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Growth ETF
Class Name	MFS® Active Growth ETF
Trading Symbol	MFSG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Growth ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Growth ETF	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 139,997,704
Holdings Count | Holding	46
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	139,997,704	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.3%
Communication Services	15.1%
Consumer Discretionary	11.1%
Financials	9.5%
Industrials	7.6%
Health Care	4.5%
Consumer Staples	1.6%
Utilities	0.9%
Materials	0.6%
Top ten holdings
NVIDIA Corp.	15.3%
Microsoft Corp.	14.5%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., "A"	6.8%
Apple, Inc.	4.2%
Alphabet, Inc., "A"	3.9%
Mastercard, Inc., "A"	3.7%
Netflix, Inc.	3.6%
GE Vernova, Inc.	2.9%
Broadcom, Inc.	2.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Microsoft Corp.	14.5%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., "A"	6.8%
Apple, Inc.	4.2%
Alphabet, Inc., "A"	3.9%
Mastercard, Inc., "A"	3.7%
Netflix, Inc.	3.6%
GE Vernova, Inc.	2.9%
Broadcom, Inc.	2.5%

C000251002 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Intermediate Muni Bond ETF
Class Name	MFS® Active Intermediate Muni Bond ETF
Trading Symbol	MFSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Intermediate Muni Bond ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Intermediate Muni Bond ETF	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 47,623,689
Holdings Count | Holding	233
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	47,623,689	Average Effective Maturity (yrs):	11.3
Total Number of Holdings:	233	Average Effective Duration (yrs):	6.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Composition including fixed income credit quality
AAA	4.7%
AA	37.8%
A	31.4%
BBB	15.5%
BB	3.5%
B	0.6%
Not Rated	3.1%
Money Market Funds	3.4%
Industries
Airport Revenue	11.9%
Multi-Family Housing Revenue	8.8%
Healthcare Revenue - Hospitals	8.7%
Utilities - Other	8.1%
Healthcare Revenue - Long Term Care	6.8%
General Obligations - Schools	6.4%
Universities - Colleges	5.5%
General Obligations - General Purpose	4.3%
Student Loan Revenue	3.9%
Miscellaneous Revenue - Other	3.7%
Other Industries	31.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251003 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active International ETF
Class Name	MFS® Active International ETF
Trading Symbol	MFSI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active International ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active International ETF	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 413,539,676
Holdings Count | Holding	94
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	413,539,676	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
Tencent Holdings Ltd., ADR	3.3%
Air Liquide S.A.	2.4%
SAP SE	2.2%
Rolls-Royce Holdings PLC	2.2%
Schneider Electric SE	2.0%
Compass Group PLC	1.9%
Hitachi Ltd.	1.9%
Compagnie Financiere Richemont S.A.	1.7%
Ryanair Holdings PLC, ADR	1.7%
Issuer country weightings
Japan	14.1%
France	12.1%
United Kingdom	11.6%
Switzerland	9.1%
Germany	7.4%
Canada	7.1%
China	7.1%
Taiwan	6.1%
India	4.1%
Other Countries	21.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
Tencent Holdings Ltd., ADR	3.3%
Air Liquide S.A.	2.4%
SAP SE	2.2%
Rolls-Royce Holdings PLC	2.2%
Schneider Electric SE	2.0%
Compass Group PLC	1.9%
Hitachi Ltd.	1.9%
Compagnie Financiere Richemont S.A.	1.7%
Ryanair Holdings PLC, ADR	1.7%

C000251004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Value ETF
Class Name	MFS® Active Value ETF
Trading Symbol	MFSV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Value ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Value ETF	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 90,207,264
Holdings Count | Holding	61
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	90,207,264	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	61
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	28.2%
Industrials	17.1%
Health Care	15.2%
Utilities	10.2%
Information Technology	9.0%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.7%
Real Estate	2.7%
Materials	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	4.0%
Cigna Group	2.9%
McKesson Corp.	2.9%
Boeing Co.	2.6%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.6%
Morgan Stanley	2.3%
American Express Co.	2.2%
Travelers Cos., Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	4.0%
Cigna Group	2.9%
McKesson Corp.	2.9%
Boeing Co.	2.6%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.6%
Morgan Stanley	2.3%
American Express Co.	2.2%
Travelers Cos., Inc.	2.2%